SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended	0 Months Ended
	Mar. 16, 2015	Dec. 31, 2013	Jan. 26, 2015 Vessel	Jan. 27, 2015
2013 Credit Facility [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 150	$ 60
Maturity date	Mar. 16, 2020	Dec. 31, 2018
Subsequent Event [Member]
Subsequent Event [Line Items]
Vessels, Net			8
Subsequent Event [Member] | 2013 Credit Facility [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 150	$ 60
Maturity date	Mar. 16, 2020
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Dividend declared (in dollars per share)				$ 0.45
Date dividend declared				Jan. 07, 2015
Date dividend paid				Feb. 05, 2015